Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Contribution Pension And Other Postretirement Plans Disclosure Abstract
Schedule of Employees Eligible to Participate in Employee Stock Purchase Plan

Mid Penn has an Employee Stock Purchase Plan (“ESPP”) in which all employees are eligible to participate. The Plan allows employees to use a portion of their salaries and wages to purchase common shares of Mid Penn stock at the market value of shares at the end of each calendar quarter.

	2016	2015	2014
ESPP shares purchased	4,465	4,162	3,432
Average purchase price per share	$18.520	$15.865	$15.318